Commitment and Contingencies - Schedule of Operating Lease Commitment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013 (remaining)	$ 587	$ 1,155
2014	1,261	1,261
2015	1,342	1,342
2016	1,396	1,396
2017	1,452	1,452
Thereafter	4,569	4,569
Operating Lease Commitment Due	$ 10,607	$ 11,175